Interbank Borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Interbank Borrowings

Note 19 - Interbank Borrowings

a)	As of December 31, 2019 and 2018, interbank borrowings are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Loans obtained from local financial institutions
Banco BTG Pactual Chile	—	5,863
Subtotals	—	5,863
Loans obtained from foreign financial institutions
Shanghai Commercial & Savings Bank	279,202	2,244
Standard Chartered Bank	229,063	68,169
Citibank N.A.	206,549	118,975
Credicorp Capital SASAF	200,374	175,326
Bank of America, N.A.	160,243	153,546
The Export-Import Bank of Korea	146,549	2,244
IFC Corporación Financiera Internacional	118,065	145,817
Banco Crédito del Perú	104,831	90,022
Bank of Montreal	104,331	106,586
Bank of Nova Scotia	101,989	65,802
BNP Paribas	98,817	91,072
BBVA Asset Management Continental S.A. (Perú)	86,709	73,481
Wells Fargo Bank, N.A.	82,480	209,615
Corporación Andina de Fomento	75,149	104,273
HSBC USA	74,877	43,214
Commerzbank A.G.	71,646	75,032
Other banks	65,252	67,288
Banco Latinoamericano de Exportación	63,991	52,817
Interfondos S.A. Sociedad Administradora de Fondos	55,596	45,149
Bancoldex S.A. (Colombia)	46,390	80,394
Sumitomo Mitsui Banking Corporation	44,826	242,883
Findeter S.A. Financiera del Desarrollo Territorial	44,552	38,364
Scotia Fondos Sociedad Administradora de Fondos S.A.	34,951	108,979
Apple Bank for Saving	34,195	18,147
Cobank C.B.	30,882	33,850
KBC Bank NV	21,896	—
Ing Bank NV	14,870	30,874
La Caixa	13,961	—
Export Development Canada	12,078	11,199
Banco de Bogotá	8,250	8,560
China Construction Bank	5,556	5,155
Mizuho Corporate Bank	2,411	31,763
Bancaribe Curacao Bank N.V.	2,411	12,694
Bayern Landesbank	2,411	2,237
Banco República	1,403	1,805
Fondos SURA SAF S.A.C.	—	2,827
Scotiabank Perú S.A	—	1,457
Subtotals	2,646,756	2,321,860
Totals	2,646,756	2,327,723

Note 19 - Interbank Borrowings, continued

b)	Interbank borrowings from financial institutions by maturity is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Within 1 year	1,997,751	1,829,814
After 1 year but within 2 years	442,784	319,870
After 2 years but within 3 years	83,908	17,595
After 3 years but within 4 years	80,073	77,993
After 4 years but within 5 years	7,521	11,644
After 5 years	34,719	70,807
Totals	2,646,756	2,327,723